Consolidated Statement of Shareholder's Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income taxes on change in unrealized gain	$ 287	$ 100	$ 476
Cash dividends declared per share	$ 0.72	$ 0.72	$ 0.72
RETAINED EARNINGS
Cash dividends declared per share	$ 0.72	$ 0.72	$ 0.72
ACCUMULATED OTHER COMPREHENSIVE INCOME
Income taxes on change in unrealized gain	$ 287	$ 100	$ 476